Income Taxes - Schedule of Income Tax Provision (Details) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current benefit (expense) Federal
Current benefit (expense) State
Total current
Deferred benefit (expense) Federal			1,368	2,519
Deferred benefit (expense) State			326	600
Total deferred			1,694	3,119
Less: Valuation allowance			(1,694)	(3,119)
Total